CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flows used in operating activities
Net loss for the period	$ (295,501)	$ (615,126)	$ (795,010)	$ (1,390,795)
Items not affecting cash:
Current income tax expense	0	0	150	150
Depreciation	694	612	1,389	858
Interest and finance income	(45,569)	(95,701)	(95,845)	(204,174)
Share-based compensation	40,171	210,885	180,368	565,363
Unrealized fair value gain on marketable securities	(5,356)	(5,453)	(1,332)	(6,922)
Unrealized foreign exchange gain	(1,305)	(100)	(1,344)	(206)
Write-off of E&E assets	0	0	770	1,050
Changes in non-cash working capital items:
Receivables and other	(135,637)	(176,018)	(72,065)	(49,246)
Accounts payable and accrued liabilities	(39,398)	(68,439)	(26,142)	(63,046)
Income taxes paid	0	(150)	(150)	(150)
Net cash used in operating activities	(481,901)	(749,490)	(809,211)	(1,147,118)
Cash flows generated by investing activities
Expenditures on E&E assets	(120,571)	(767,252)	(324,790)	(1,451,704)
Interest received	82,589	79,446	97,007	162,456
Purchase of property and equipment	0	0	0	(11,000)
Purchase of short-term investments	(2,250,000)	(750,000)	(2,250,000)	(2,750,000)
Redemption of short-term investments	2,600,000	1,500,000	3,350,000	5,500,000
Net cash generated by investing activities	312,018	62,194	872,217	1,449,752
Increase (decrease) in cash and cash equivalents for the period	(169,883)	(687,296)	63,006	302,634
Cash and cash equivalents, beginning of period	614,892	1,895,612	381,899	907,551
Effect of foreign exchange rate changes on cash and cash equivalents	3,756	(379)	3,860	(2,248)
Cash and cash equivalents, end of period	$ 448,765	$ 1,207,937	$ 448,765	$ 1,207,937